Quarterly Financial Data (Unaudited) Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited) Restatement of Previously Issued Financial Statements

Note 18. QUARTERLY FINANCIAL DATA (UNAUDITED) RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Description of Restatement of Financial Information

Subsequent to the issuance of the interim financial information as of and for the periods ended June 30, 2022 and September 30, 2022, management identified material errors in such financial information. As disclosed within Note 4, Asset Acquisitions, the Company acquired various intangible assets in connection with the Business Combination. The Company identified an error in the accounting for these acquisitions, in that the Class A market price as of the Closing Date utilized in the valuation included the value of the New Warrants, whereas the Up-C Units provided in the acquisition did not have rights to New Warrants. Therefore, the Class A market price didn’t equate to the value of the Up-C Units until the opening of the day after the Closing Date when the New Warrants became detached from the Class A shares. This error impacts the intangible assets value that was acquired as of the Closing Date and the resulting amortization of those assets.

In addition, the Company also determined, based on analysis of the rights to cash flows from the Series and the related guaranty obligation, that the Company is the primary beneficiary of the Series, and therefore should consolidate as of the transaction date. This error impacts the intangible assets and indemnification asset value that was acquired as the balance is now reflected in Intangible Assets, net and is therefore amortized rather than recorded as a financial asset; as a result of this change, the indemnification asset is no longer recorded and the Virage Guaranty is accreted through interest expense. The Company’s financial statements should also include the activity of the Series from the date of acquisition as it is now consolidated.

As a result of these errors, the Company determined that the valuation of the asset acquisitions and impacts of consolidating the Series were misstated in the Company’s financial statements for the periods ending June 30 and September 30, 2022. In the following tables, the Company has presented a reconciliation of its unaudited condensed consolidated financial information as originally reported, to the as restated amounts as of and for the three and six months ended June 30, 2022, and the three and nine months ended September 30, 2022. The restatements will be reflected in the comparative financial statements included in our future filings of our 2023 unaudited condensed consolidated financial statements within our Quarterly Reports on Form 10-Q.

The table below sets forth the unaudited condensed consolidated balance sheet information, including the balances as reported, adjustments and the balances as restated:

	For the reporting period
(In thousands except per share amounts)	June 30, 2022
	As previously	Restatement
	reported	Adjustments	As Restated
ASSETS
Current assets:
Accounts receivable	$901	17	$918
Indemnification asset	719,413	(719,413)	—
Total current assets	795,780	(719,396)	76,384
Deferred tax asset	857	(857)	—
Intangible assets, net	2,095,735	1,441,475	3,537,210
Investment in rights to claim recovery cash flows	3,673,610	(3,673,610)	—
Total assets	$6,566,932	$(2,952,388)	$3,614,544

Stockholders’ Equity (Deficit):
Additional paid-in capital	$187,578	(60,479)	$127,099
Accumulated deficit	(23,074)	(592)	(23,666)
Total Stockholders’ Equity (Deficit)	$164,517	$(61,071)	$103,446
Non-controlling interest	5,251,837	(2,891,317)	2,360,520
Total equity	$5,416,354	$(2,952,388)	$2,463,966
Total liabilities and equity	$6,566,932	$(2,952,388)	$3,614,544

	For the reporting period
	September 30, 2022
	As previously	Restatement
(In thousands except per share amounts)	reported	Adjustments	As Restated
ASSETS
Current assets:
Accounts receivable	$7,525	138	$7,663
Indemnification asset	752,510	(752,510)	—
Total current assets	820,157	(752,372)	67,785
Deferred tax asset	857	(857)	—
Intangible assets, net	2,077,571	1,395,955	3,473,526
Investment in rights to claim recovery cash flows	3,673,610	(3,673,610)	—
Total assets	$6,574,675	$(3,030,884)	3,543,791

Stockholders’ Equity (Deficit):
Additional paid-in capital	$201,965	(66,689)	$135,276
Accumulated deficit	(23,537)	(2,201)	(25,738)
Total Stockholders’ Equity (Deficit)	$178,441	$(68,890)	109,551
Non-controlling interest	5,213,812	(2,961,994)	2,251,818
Total equity	$5,392,253	$(3,030,884)	2,361,369
Total liabilities and equity	$6,574,675	$(3,030,884)	3,543,791

The tables below set forth the unaudited condensed consolidated statements of operations, including the balances as reported, adjustments and the as restated balances:

	For the three months ended June 30, 2022			For the six months ended June 30, 2022
(In thousands except per share amounts)	As Reported	Restatement Adjustments	As Restated	As Reported	Restatement Adjustments	As Restated
Claims recovery income	$1,319	38	$1,357	$1,428	38	$1,466
Claims recovery service income	3,971	—	3,971	12,047	—	12,047
Total Claims Recovery	$5,290	$38	$5,328	$13,475	$38	$13,513
Operating expenses
Cost of claim recoveries	694	8	702	701	8	709
Claims amortization expense	23,818	15,173	38,991	26,535	15,173	41,708
Professional fees	3,118	13	3,131	5,056	13	5,069
Total operating expenses	57,449	15,194	72,643	69,108	15,194	84,302
Operating Loss	$(52,159)	$(15,156)	$(67,315)	$(55,633)	$(15,156)	$(70,789)
Interest expense	(10,977)	(13,375)	(24,352)	(21,392)	(13,375)	(34,767)
Net loss before provision for income taxes	$(77,450)	$(28,531)	$(105,981)	$(91,341)	$(28,531)	$(119,872)
Provision for income tax benefit (expense)	326	(326)	—	326	(326)	—
Net loss	$(77,124)	$(28,857)	$(105,981)	$(91,015)	$(28,857)	$(119,872)
Less: Net (income) loss attributable to non-controlling members	75,836	28,265	104,101	89,727	28,265	117,992
Net loss attributable to controlling members	$(1,288)	$(592)	$(1,880)	$(1,288)	$(592)	$(1,880)

Basic and diluted weighted average shares outstanding, Class A Common Stock	544,291	N/A	544,291	544,291	N/A	544,291
Basic and diluted net income per share, Class A Common Stock	$(2.37)	N/A	$(3.45)	$(2.37)	N/A	$(3.45)

	For the three months ended September 30, 2022			For the nine months ended September 30, 2022
(In thousands except per share amounts)	As Reported	Restatement Adjustments	As Restated	As Reported	Restatement Adjustments	As Restated
Claims recovery income	$2,571	188	$2,759	$3,999	$226	$4,225
Total Claims Recovery	$8,319	$188	$8,507	$21,794	$226	$22,020
Operating expenses
Cost of claim recoveries	1,160	38	1,198	1,861	45	1,906
Claims amortization expense	66,331	45,520	111,851	92,866	60,694	153,560
Professional fees	5,875	29	5,904	10,931	42	10,973
Total operating expenses	88,104	45,587	133,691	157,212	60,781	217,993
Operating Loss	$(79,785)	$(45,399)	$(125,184)	$(135,418)	$(60,555)	$(195,973)
Interest expense	(13,083)	(33,097)	(46,180)	(34,475)	(46,472)	(80,947)
Net loss before provision for income taxes	$(27,060)	$(78,496)	$(105,556)	$(118,401)	$(107,027)	$(225,428)
Provision for income tax benefit (expense)	—	—	—	326	(326)	—
Net loss	$(27,060)	$(78,496)	$(105,556)	$(118,075)	$(107,353)	$(225,428)
Less: Net (income) loss attributable to non-controlling members	26,597	76,887	103,484	116,324	105,152	221,476
Net loss attributable to controlling members	$(463)	$(1,609)	$(2,072)	$(1,751)	$(2,201)	$(3,952)

Basic and diluted weighted average shares outstanding, Class A Common Stock	2,761,476	—	2,761,476	2,125,539	—	2,125,539
Basic and diluted net income per share, Class A Common Stock	$(0.17)	$(0.58)	$(0.75)	$(0.82)	$(1.04)	$(1.86)

The table below sets forth the unaudited condensed consolidated statements of cash flows, including balances as reported, adjustments and balances as restated amounts. Note that only amounts that have changed have been disclosed:

	For the six months ended June 30, 2022
(In thousands)	As Previously Reported	Restatement Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(91,015)	$(28,857)	$(119,872)
Claims amortization expense	26,535	15,173	41,708
Paid in kind interest	21,369	13,375	34,744
Deferred income taxes	(857)	326	(531)
Change in operating assets and liabilities:
Accounts receivable	(901)	(17)	(918)
Net cash used in operating activities	(60,912)	—	(60,912)
Net cash used in investing activities	(3,015)	—	(3,015)
Net cash provided by (used in) financing activities	98,728	—	98,728

	For the nine months ended September 30, 2022
(In thousands)	As Previously Reported	Restatement Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(118,075)	$(107,353)	$(225,428)
Claims amortization expense	92,866	60,694	$153,560
Paid in kind interest	34,475	46,472	$80,947
Deferred income taxes	(857)	326	$(531)
Accounts receivable	(7,525)	(139)	$(7,664)
Net cash used in operating activities	(70,764)	—	(70,764)
Net cash used in investing activities	(4,563)	—	(4,563)
Net cash provided by (used in) financing activities	99,351	—	99,351

The table below sets forth the unaudited condensed consolidated statements of changes in equity, including balances as reported, adjustments and balances as restated amounts. Note that only amounts that have changed have been disclosed:

	For the reporting period June 30, 2022
	As Previously Reported				Restatement Adjustments				As Restated
(In thousands except shares)	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity
Balance at December 31, 2021	$—	$—	$4,348	$(151,408)					$—	$—	$4,348	$(151,408)
Contributions prior to recapitalization transaction	—	—	—	15					—	—	—	15
Distributions prior to recapitalization transaction	—	—	—	(147)					—	—	—	(147)
Net loss prior to recapitalization transaction	—	—	—	(28,640)					—	—	—	(28,640)
Cumulative effect of recapitalization transaction	49,075	—	5,406,736	5,640,353	(7,496)		(2,915,985)	(2,923,481)	41,579	—	2,490,751	2,716,872
Opening net assets of Lionheart II Holdings, LLC acquired	—	(21,786)	—	(21,786)					—	(21,786)	—	(21,786)
Adjustment for value of derivative on temporary equity	9,003	—	—	9,003					9,003	—	—	9,003
Conversion of Warrants	20,463	—	(12,287)	8,177	(6,627)			(6,627)	13,836	—	(12,287)	1,550
Class A Issuances	109,037	—	(85,872)	23,164	(46,356)			(46,356)	62,681	—	(85,872)	(23,192)
Net loss	—	(1,288)	(61,088)	(62,376)		(592)	24,668	24,075	—	(1,880)	(36,420)	(38,301)
Balance at June 30, 2022	$187,578	$(23,074)	$5,251,837	$5,416,354	$(60,479)	$(592)	$(2,891,317)	$(2,952,388)	$127,099	$(23,666)	$2,360,520	$2,463,966

	For the reporting period September 30, 2022
	As Previously Reported				Restatement Adjustments				As Restated
(In thousands except shares)	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity	Additional Paid-in Capital	Accumulated Deficit	Non- Controlling Interests	Total Equity
Balance at December 31, 2021	$—	$—	$4,348	$(151,408)					$—	$—	$4,348	$(151,408)
Contributions prior to recapitalization transaction	—	—	—	15					—	—	—	15
Distributions prior to recapitalization transaction	—	—	—	(147)					—	—	—	(147)
Net loss prior to recapitalization transaction	—	—	—	(28,640)					—	—	—	(28,640)
Cumulative effect of recapitalization transaction	49,075	—	5,406,736	5,640,352	(7,496)		(2,915,985)	(2,923,481)	41,579	—	2,490,751	2,716,871
Opening net assets of Lionheart II Holdings, LLC acquired	—	(21,786)	—	(21,786)					—	(21,786)	—	(21,786)
Adjustment for value of derivative on temporary equity	10,065	—	—	10,065					10,065	—	—	10,065
Conversion of Warrants	22,896	—	(13,444)	9,452	(7,255)			(7,255)	15,641	—	(13,444)	2,197
Class A Issuances	119,929	—	(96,144)	23,785	(51,938)			(51,938)	67,991	—	(96,144)	(28,153)
Net loss	—	(1,751)	(87,684)	(89,435)		(2,201)	(46,009)	(48,210)	—	(3,952)	(133,693)	(137,645)
Balance at September 30, 2022	$201,965	$(23,537)	$5,213,812	$5,392,253	$(66,689)	$(2,201)	$(2,961,994)	$(3,030,884)	$135,276	$(25,738)	$2,251,818	$2,361,369